UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from February 1, 2018 to February 28, 2018
Commission File Number of issuing entity: 333-207329-01
Central Index Key Number of issuing entity: 0001662810
CarMax Auto Owner Trust 2016-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-207329
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Enrique Mayor-Mora, Vice President and Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
47-7347184
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2a Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2b Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2016-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 9, 2018.
Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
Wells Fargo Bank, National Association has provided the following information for inclusion in this report:

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., ("Wells Fargo Bank") in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the "District Court") against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the "Federal Court Complaint"). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the "State Court Complaint"). In September 2017, Royal Park Investments SA/NV ("Royal Park"), one of the plaintiffs in the District Court cases against Wells Fargo Bank, filed a putative class action complaint relating to two trusts seeking declaratory and injunctive relief and money damages based on Wells Fargo Bank’s indemnification from trust funds for legal fees and expenses Wells Fargo Bank incurs or has incurred in defending the District Court case filed by Royal Park.

With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.
Item 10. Exhibits.
Exhibit 99.1     Monthly Servicer's Certificate for the collection period commencing February 1, 2018 and ending February 28, 2018

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2016-1
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	March 15, 2018	By:	/s/ Enrique Mayor-Mora
Enrique Mayor-Mora
Vice President and Treasurer

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